Sale of Intangible Assets and Discontinued Operation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gain on sale of intangible assets, net	$ 648,108
Asset Purchase Agreement [Member] | Zyus Life Sciences, Inc [Member]
Number of shares acquired on purchase of assets	361,011
Gain on sale of intangible assets, net	$ 648,108
Asset Purchase Agreement [Member] | Zyus Life Sciences, Inc [Member] | CAD [Member]
Cash received from agreement	1,200,000
Expenses related to purchase agreement	$ 551,892